UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Range Cancer Therapeutics ETF
CNCR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Range Cancer Therapeutics ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.rangeetfs.com/investor-materials. You can also request this information by contacting us at 1-855-561-5728.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Cancer Therapeutics ETF	$34	0.79%
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,928,266
Number of Holdings	76
Portfolio Turnover	16%
Visit https://www.rangeetfs.com/investor-materials for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Securities	(% of Net Assets)
Recursion Pharmaceuticals, Inc. - Class A	4.0%
Precigen, Inc.	3.1%
Compass Therapeutics, Inc.	3.0%
Genelux Corporation	2.9%
SpringWorks Therapeutics, Inc.	2.9%
Exelixis, Inc.	2.5%
Ginkgo Bioworks Holdings, Inc.	2.3%
Replimune Group, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
Schrodinger, Inc.	2.0%
Industry Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.rangeetfs.com/investor-materials.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-855-561-5728, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Range Cancer Therapeutics ETF	PAGE 1	TSR-SAR-26922A826

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Range Cancer Therapeutics ETF (Ticker: CNCR)
Semi-Annual Financial Statements and Additional Information
February 28, 2025

Range Cancer Therapeutics ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Biotechnology - 81.0%(a)
2seventy bio, Inc.(b)	32,721	$86,383
Acrivon Therapeutics, Inc.(b)	19,124	101,548
Adicet Bio, Inc.(b)	104,924	94,306
Agenus, Inc.(b)	25,886	73,775
Allogene Therapeutics, Inc.(b)	57,024	111,197
Apollomics, Inc.(b)	11,835	78,111
Arcellx, Inc.(b)	2,045	132,557
Arcus Biosciences, Inc.(b)	9,313	101,419
Aura Biosciences, Inc.(b)	15,787	118,245
Autolus Therapeutics PLC - ADR(b)	39,347	68,070
Bicycle Therapeutics PLC - ADR(b)	6,304	69,155
Biomea Fusion, Inc.(b)	19,723	56,999
BioNTech SE - ADR(b)	1,275	143,973
Blueprint Medicines Corporation(b)	1,824	176,144
Caribou Biosciences, Inc.(b)	77,530	90,710
Compass Therapeutics, Inc.(b)	92,038	266,910
Cullinan Therapeutics, Inc.(b)	9,296	78,923
Day One Biopharmaceuticals, Inc.(b)	11,547	104,616
Erasca, Inc.(b)	55,811	76,461
Exelixis, Inc.(b)	5,730	221,694
Fate Therapeutics, Inc.(b)	39,744	44,513
Genelux Corporation(b)	61,963	259,005
Genmab AS - ADR(b)	5,921	134,288
Geron Corporation(b)	36,015	63,386
Ideaya Biosciences, Inc.(b)	4,274	87,916
IGM Biosciences, Inc.(b)	9,936	13,513
Immatics NV(b)	12,364	54,154
ImmunityBio, Inc.(b)	45,097	148,369
Immunocore Holdings PLC - ADR(b)	4,770	140,095
Inhibrx Biosciences, Inc.(b)	9,030	119,648
Innate Pharma SA - ADR(b)	72,695	154,113
Iovance Biotherapeutics, Inc.(b)	16,044	67,946
iTeos Therapeutics, Inc.(b)	13,008	94,438
Janux Therapeutics, Inc.(b)	3,155	103,768
Karyopharm Therapeutics, Inc.(b)	13,708	108,981
Kura Oncology, Inc.(b)	7,542	58,149
Kymera Therapeutics, Inc.(b)	3,247	101,793
Legend Biotech Corporation - ADR(b)	3,069	107,446
MacroGenics, Inc.(b)	45,885	112,877
Mersana Therapeutics, Inc.(b)	79,891	41,815
Monte Rosa Therapeutics, Inc.(b)	28,005	154,028
Nurix Therapeutics, Inc.(b)	6,187	95,589
Nuvalent, Inc. - Class A(b)	1,404	105,272
Nuvation Bio, Inc.(b)	51,266	100,994
Precigen, Inc.(b)	157,416	272,330

The accompanying notes are an integral part of these financial statements.

1

Range Cancer Therapeutics ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Prelude Therapeutics, Inc.(b)	60,533	$45,945
RAPT Therapeutics, Inc.(b)	83,716	95,436
Recursion Pharmaceuticals, Inc. - Class A(b)	47,707	358,280
Regeneron Pharmaceuticals, Inc.	137	95,727
Relay Therapeutics, Inc.(b)	19,407	66,178
Replimune Group, Inc.(b)	15,047	190,796
Revolution Medicines, Inc.(b)	3,534	143,975
SpringWorks Therapeutics, Inc.(b)	4,426	255,646
Summit Therapeutics, Inc.(b)	5,340	110,485
Sutro Biopharma, Inc.(b)	42,537	67,634
Syndax Pharmaceuticals, Inc.(b)	8,648	135,255
Tango Therapeutics, Inc.(b)	16,378	33,902
Tyra Biosciences, Inc.(b)	7,811	91,467
Vor BioPharma, Inc.(b)	155,827	168,293
Xencor, Inc.(b)	7,442	114,309
Zentalis Pharmaceuticals, Inc.(b)	42,768	88,530
Zymeworks, Inc.(b)	12,581	168,585
		7,226,065
Healthcare-Services - 2.3%
Ginkgo Bioworks Holdings, Inc.(b)	25,263	208,167
Pharmaceuticals - 14.1%
Arvinas, Inc.(b)	6,259	110,784
Bristol-Myers Squibb Company	3,149	187,743
Enliven Therapeutics, Inc.(b)	7,033	146,497
Foghorn Therapeutics, Inc.(b)	16,997	82,436
HUTCHMED China, Ltd. - ADR(b)	9,522	156,732
Immuneering Corporation - Class A(b)	54,838	90,483
Lyell Immunopharma, Inc.(b)	126,923	90,217
Merck & Company, Inc.	1,335	123,154
Merus NV(b)	3,136	147,674
Repare Therapeutics, Inc.(b)	47,406	55,939
Y-mAbs Therapeutics, Inc.(b)	12,098	67,265
		1,258,924
Software - 2.0%
Schrodinger, Inc.(b)	7,925	176,807
TOTAL COMMON STOCKS (Cost $15,300,142)		8,869,963

The accompanying notes are an integral part of these financial statements.

2

Range Cancer Therapeutics ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.29%(c)	63,800	$63,800
TOTAL SHORT-TERM INVESTMENTS (Cost $63,800)		63,800
TOTAL INVESTMENTS - 100.1% (Cost $15,363,942)		$8,933,763
Liabilities in Excess of Other Assets - (0.1)%		(5,497)
TOTAL NET ASSETS - 100.0%		$8,928,266

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

3

Range Cancer Therapeutics ETF
Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

ASSETS:
Investments, at value	$8,933,763
Interest receivable	215
Dividends receivable	121
Total assets	8,934,099
LIABILITIES:
Payable to adviser	5,833
Total liabilities	5,833
NET ASSETS	$8,928,266
NET ASSETS CONSISTS OF:
Paid-in capital	$53,692,058
Total distributable earnings/(accumulated losses)	(44,763,792)
Total net assets	$8,928,266
Net assets	$8,928,266
Shares issued and outstanding(a)	780,814
Net asset value per share	$11.43
COST:
Investments, at cost	$15,363,942

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Range Cancer Therapeutics ETF
Statement of Operations
For the Period Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$6,479
Less: Issuance fees	(5,705)
Interest income	1,636
Total investment income	2,410
EXPENSES:
Investment advisory fee	44,458
Total expenses	44,458
Net investment income (loss)	(42,048)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(535,655)
In-kind redemptions	857,271
Net realized gain (loss)	321,616
Net change in unrealized appreciation (depreciation) on:
Investments	(3,224,038)
Net change in unrealized appreciation (depreciation)	(3,224,038)
Net realized and unrealized gain (loss)	(2,902,422)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,944,470)

The accompanying notes are an integral part of these financial statements.

5

Range Cancer Therapeutics ETF
Statements of Changes in Net Assets

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$(42,048)	$(104,894)
Net realized gain (loss)	321,616	4,750,968
Net change in unrealized appreciation (depreciation)	(3,224,038)	(1,977,054)
Net increase (decrease) in net assets from operations	(2,944,470)	2,669,020
CAPITAL TRANSACTIONS:
Subscriptions	2,249,085	15,730,955
Redemptions	(3,634,370)	(18,502,031)
Shares issued in connection with reorganization(1)	—	3,720,319
ETF transaction fees (See Note 6)	—	51
Net increase (decrease) in net assets from capital transactions	(1,385,285)	949,294
Net increase/(decrease) in net assets	(4,329,755)	3,618,314
NET ASSETS:
Beginning of the period	13,258,021	9,639,707
End of the period	$8,928,266	$13,258,021
SHARES TRANSACTIONS
Subscriptions	150,000	950,021
Subscriptions in connection with reorganization(1)	—	380,814
Redemptions	(250,000)	(1,250,021)
Total increase (decrease) in shares outstanding	(100,000)	80,814

(1)
Shares of the Loncar China BioPharma ETF converted into shares of the Fund after close of business on October 20, 2023 pursuant to a plan of reorganization approved by the Board of Trustees of the Trust on July 24, 2023.

The accompanying notes are an integral part of these financial statements.

6

Range Cancer Therapeutics ETF
Financial Highlights

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$15.05	$12.05	$15.49	$30.65	$26.86	$19.54
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.10)	(0.05)	(0.06)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments(b)	(3.57)	3.10	(3.39)	(13.25)	4.19	7.39
Total from investment operations	(3.62)	3.00	(3.44)	(13.31)	4.08	7.32
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.61)	(0.29)	—
Return of capital	—	—	—	(1.24)	—	—
Total distributions	—	—	—	(1.85)	(0.29)	—
ETF transaction fees per share	—	0.00(c)	0.00(c)	—	—	—
Net asset value, end of period	$11.43	$15.05	$12.05	$15.49	$30.65	$26.86
Total return(d)	−24.03%	24.92%	−22.21%	−45.54%	15.11%	37.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,928	$13,258	$9,640	$23,234	$44,439	$40,293
Ratio of expenses to average net assets(e)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(e)	(0.75)%	(0.71)%	(0.40)%	(0.27)%	(0.37)%	(0.32)%
Portfolio turnover rate(d)(f)	16%	52%	86%	64%	58%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

Range Cancer Therapeutics ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Range Cancer Therapeutics ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund’s investment objective is to track the performance, before fees and expenses, of the Range Oncology Therapeutics Index. The Fund commenced operations on October 13, 2015.
The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the six-month period of September 1, 2024 through February 28, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

8

Range Cancer Therapeutics ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,869,963	$ —	$ —	$8,869,963
Short-Term Investments	63,800	—	—	63,800
Total Investments in Securities	$8,933,763	$—	$—	$8,933,763

^	See Schedule of Investments to see breakdown of securities by industry group.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments at fiscal period end, resulting from changes in exchange rates.

9

Range Cancer Therapeutics ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and from net realized gains on securities are declared and paid by the Fund on, at least, an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, if any. During the fiscal year ended August 31, 2024, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(3,315,764)	$3,315,764

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

10

Range Cancer Therapeutics ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets.
Range Fund Holdings (the “Sponsor”), the Index Provider for the Fund, has entered into a licensing and expense reimbursement agreement with the Adviser, pursuant to which the Fund Sponsor agrees to license the use of the Fund’s underlying index to the Adviser. The Sponsor also provides marketing support for the Fund including, but not limited to, distributing the Fund’s materials and providing the Fund with access to and the use of Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Index. The Sponsor does not act as an investment adviser or otherwise provide investment advice to the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$1,817,404	$1,895,545

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Fund.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

In-kind Purchases	In-kind Sales
$2,245,215	$ 3,632,963

11

Range Cancer Therapeutics ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated deficit) and tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2024 were as follows:

Tax cost of investments	$17,921,997
Gross tax unrealized appreciation	1,395,803
Gross tax unrealized depreciation	(6,051,000)
Net tax unrealized appreciation (depreciation)	(4,655,197)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(37,164,125)
Distributable earnings (accumulated deficit)	$(41,819,322)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and tax treatment of passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2024, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
At August 31, 2024, the Fund had the following capital loss carryforwards with no expiration:

Short-Term	Long-Term
$20,734,266	$16,429,859

During the fiscal year ended August 31, 2024, the Fund utilized $844,406 of short-term capital loss carryforward and $35,606 of long-term capital loss carryforward that was available as of August 31, 2023.
There were no distributions paid by the Fund during the fiscal year ended August 31, 2024 nor the fiscal year ended August 31, 2023.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the

12

Range Cancer Therapeutics ETF
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
purchase or sale of Creation Units. The standard fixed transaction fee for the Fund fee is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Industry Risk. To the extent that the Fund invests more heavily in particular industry groups of the economy, their performance will be especially sensitive to developments that significantly affect those industry groups or strategies.
Country Risk. To the extent that the Fund invest more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.
Cancer Therapeutics Companies Risk. The success of Cancer Therapeutics Companies heavily depends on the outcomes of clinical trials and obtaining necessary regulatory approvals for the development of new drugs and other treatments for cancer-related conditions. These companies face risks related to the failure of clinical trials, unforeseen safety issues, delays in the regulatory approval process, or failure to obtain approvals altogether. Cancer Therapeutics Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. Changes in healthcare policies, reimbursement rates, patent laws, or regulations governing drug development and commercialization can significantly impact the industry and individual companies. These changes may affect profitability, market access, and the viability of certain products or technologies.

13

RANGE CANCER THERAPEUTICS ETF
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal year ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2024 was 0.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

14

RANGE CANCER THERAPEUTICS ETF
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

15

RANGE CANCER THERAPEUTICS ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 9-10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of Range Cancer Therapeutics ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other Fund service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund as well as other series of the Trust. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the extent to which the Fund achieves its investment objective as an index-based fund, monitoring the Fund’s adherence to its investment restrictions, and monitoring the Fund’s compliance with Fund policies and procedures and applicable securities regulations. Additionally, the Board considered that the Adviser does not serve as the index provider to the Fund; rather, the Fund tracks an index created and owned by Range Fund Holdings.
Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended June 30, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – US Fund Health (the “Category Peer Group”). The Board considered that the funds included in the Peer Group were all index-based, U.S. health care sector ETFs with similar investment strategies. Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s

16

RANGE CANCER THERAPEUTICS ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include ETFs that invest primarily in companies that focus on biotech and pharmaceutical drugs and therapies.
The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended June 30, 2024, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) slightly underperformed, but was generally consistent with, the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund significantly underperformed its broad-based benchmark, the S&P 500 Index, over the same periods. The Board considered, however, that the Fund’s investors seek very specific exposure to cancer therapeutics companies, as offered by the Fund, not broad exposure to the large-cap U.S. equity market, as provided by the S&P 500 Index.
The Board then considered that, for the three- and five-year periods ended June 30, 2024, the Fund underperformed the median return of its Peer Group; however, for the one-year period, the Fund outperformed the median return of both its Peer Group. The Board further noted, however, that the Fund underperformed the median return of its Category Peer Group over the same periods, but only slightly underperformed over the one-year period. The Board also noted that the Fund underperformed each of the funds in its Selected Peer Group for the five-year period ended June 30, 2024, but performed within the range of funds in its Selected Peer Group over the one- and three-year periods. The Board took into consideration that the Peer Group, Category Peer Group, and Selected Peer Group each include ETFs that invest in companies in the broader health care sector, rather than companies that specialize in cancer therapeutics.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range of net expense ratios, of the funds in the Peer Group and lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a)

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a)

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/8/2025

* Print the name and title of each signing officer under his or her signature.